INCOME TAXES (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
INCOME TAXES [Abstract]
INCOME TAXES
8. INCOME TAX

Information for the year ended December 31, 2016 and for the period from May 28, 2015 (inception) through December 31, 2015 is not presented as it is deemed to be not material.

The Company’s net deferred tax assets are as follows:

December 31, 2017
Deferred tax asset
Organizational costs/Startup expenses	$216,951
Total deferred tax assets	216,951
Valuation allowance	(216,951)
Deferred tax asset, net of allowance	$—

The income tax provision consists of the following:

Year Ended December 31, 2017
Federal
Current	$436,721
Deferred	(216,951)

State
Current	$—
Deferred	—
Change in valuation allowance	216,951
Income tax provision	$436,721

As of December 31, 2017, the Company had no U.S. federal and state net operating loss carryovers (“NOLs”) available to offset future taxable income. In accordance with Section 382 of the Internal Revenue Code, deductibility of the Company’s NOLs may be subject to an annual limitation in the event of a change in control as defined under the regulations.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2017, the change in the valuation allowance was $216,951.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2017 is as follows:

Year Ended December 31, 2017
Statutory federal income tax rate	34.0%
State taxes, net of federal tax benefit	0.0%
Deferred tax rate change	53.4%
Change in valuation allowance	86.3%
Income tax provision	173.7%

The Company files income tax returns in the U.S. federal jurisdiction and in various state and local jurisdictions and is subject to examination by the various taxing authorities. The Company considers Pennsylvania to be a significant state tax jurisdiction.

Intermex Holdings, Inc. and Subsidiaries [Member]
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 9 - INCOME TAXES

A reconciliation between the income tax expense (benefit) at the US statutory tax rate and the Company’s income tax provision (benefit) on the condensed consolidated statements of operations and comprehensive income (loss) is below:

	Successor Company				Predecessor Company
	Three Months Ended June 30,		Six Months Ended June 30,	Period from February 1, 2017 to June 30,	Period from January 1, 2017 to January 31,
	2018	2017	2018	2017	2017
	(Unaudited)
Income (loss) before income taxes	$2,668,244	$1,517,237	$1,920,955	$(5,243,578)	$(5,521,794)
US statutory tax rate	21%	34%	21%	34%	34%
Income tax expense (benefit) at statutory rate	560,331	515,861	403,401	(1,782,817)	(1,877,410)
State tax expense (benefit), net of federal	156,527	38,064	116,242	8,575	(278,657)
Foreign tax rates different from US statutory rate	25,947	(6,254)	33,264	90,003	(45,631)
Non-deductible expenses	89,671	(303,917)	72,055	2,928,445	409
Other	(8,587)	-	(8,590)	-	(2,084)
Total tax provision (benefit)	$823,889	$243,754	$616,372	$1,244,206	$(2,203,373)

Effective income tax rates for interim periods are based upon our current estimated annual rate.  Our effective income tax rate varies based upon an estimate of taxable earnings as well as on the mix of taxable earnings in the various states and countries in which we operate.  Changes in the annual allocation and apportionment of the Company’s activity among these jurisdictions results in changes to the effective rate utilized to measure the Company’s deferred tax assets and liabilities.

As presented in the income tax reconciliation above, the tax provision (benefit) recognized on the condensed consolidated statements of operations and comprehensive income (loss) was impacted by state taxes, non-deductible expenses such as share-based compensation expense and transaction costs, and foreign tax rates applicable to the Company’s foreign subsidiaries that are higher or lower than the U.S. statutory rate.

On December 22, 2017, the United States enacted tax reform legislation known as H.R. 1, commonly referred to as the “Tax Cuts and Jobs Act” (the “Act”), resulting in significant modifications to existing law.  Due to the timing of the Act and the complexity involved in applying the provisions of the Act, the Company made a reasonable estimate of the effects and recorded provisional amounts in the fourth quarter of 2017, which primarily included the impact of the remeasurement of the Company’s deferred tax balances to reflect the change in the corporate tax rate.  As a result of the changes to tax laws and tax rates under the Act, the Company reduced its deferred tax asset as of December 31, 2017 by $656,000.

As the Company collects and prepares necessary data and interprets the Act and any additional guidance issued by the U.S. Treasury Department, the IRS, and other standard-setting bodies, the Company may make adjustments to the provisional amounts recorded in December 2017.  Those adjustments may materially impact the provision for income taxes and effective tax rate in the period in which the adjustments are made.  In the first half of 2018, there were no such adjustments made to the provisional amounts recorded in December 2017.

As of June 30, 2018, the Company did not have any amounts accrued for interest and penalties or recorded for uncertain tax positions.

NOTE 13 — INCOME TAXES

The provision for income taxes consists of the following:

	Successor Company	Predecessor Company
	Period from February 1, 2017 to December 31, 2017	Period from January 1, 2017 to January 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
			(as Restated)	(as Restated)
Current tax provision:
Foreign	$164,126	$10,977	$184,058	$143,954
Federal	329	1	180,654	76,204
Total Current	164,455	10,978	364,712	220,158

Deferred tax provision (benefit):
Federal	595,682	(1,791,686)	4,537,301	3,492,740
State	(225,735)	(422,665)	(818,358)	478,745
Total deferred	369,947	(2,214,351)	3,718,943	3,971,485
Total tax provision (benefit)	$534,402	$(2,203,373)	$4,083,655	$4,191,643

A reconciliation between the tax provision (benefit) at the US statutory tax rate to the Company’s tax provision (benefit) on the consolidated statements of operations and comprehensive (loss) income is below:

	Successor Company	Predecessor Company
	Period from February 1, 2017 to December 31, 2017	Period from January 1, 2017 to January 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
			(as Restated)	(as Restated)
(Loss) income before income taxes	$(9,639,051)	$(5,521,794)	$13,483,681	$9,949,467
US statutory tax rate	34%	34%	34%	34%
Income tax (benefit) expense at statutory rate	(3,277,277)	(1,877,410)	4,584,452	3,382,819

State tax expense (benefit), net of federal	(182,027)	(278,657)	574,478	338,818
Foreign tax rates different from US statutory rate	94,688	(45,631)	124,107	50,267
Non-deductible expenses	3,309,549	409	(58,494)	6,772
Change in tax rate	604,153	—	(1,070,363)	405,866
Other	(14,684)	(2,084)	(70,525)	7,101
Total tax provision (benefit)	$534,402	$(2,203,373)	$4,083,655	$4,191,643

The tax provision recognized in the Successor period from February 1, 2017 through December 31, 2017 was impacted by non-deductible expenses, including equity compensation and transaction costs. As explained in detail below, the effective tax rate for the Successor period from February 1, 2017 through December 31, 2017 is also affected by a reduction in the corporate tax rate from 34% to 21% as a result of the Act. For the Predecessor years ended December 31, 2016 and 2015, the Company recorded an income tax (benefit) expense of ($1,070,363) and $405,866, respectively, as a result of changes to the blended state tax rate. The Company is subject to tax in various U.S. state jurisdictions. Changes in the annual allocation and apportionment of the Company’s activity amongst these state jurisdictions results in changes to the blended state rate utilized to measure the Company’s deferred tax assets and liabilities.

The tax effect of temporary differences, which give rise to deferred tax assets and deferred tax liabilities at December 31 is as follows:

	Successor Company 2017	Predecessor Company 2016
Deferred tax assets:
Net operating losses	$10,582,599	$14,793,711
Allowance for doubtful accounts	211,926	239,789
Deferred rent	—	15,553
Intangibles	—	11,499,513
Transaction costs	532,651	770,220
Alternative minimum tax credit	272,186	271,937
Depreciation	—	141,021
Other	72,321	126,621
Total deferred tax assets	11,671,683	27,858,365

Deferred tax liabilities:
Depreciation	(500,343)	—
Intangibles	(9,422,486)	—
Other	—	(42,253)
Total deferred tax liabilities	(9,922,829)	(42,253)
Net deferred tax (liability) asset	$1,748,854	$27,816,112

At December 31, 2017 of the Successor period, the Company had Federal and State net operating loss carryforwards of approximately $39,753,000 and $46,535,000, respectively, which are available to reduce future taxable income. With few exceptions, these net operating loss carryforwards will expire from 2029 through 2037. On February 1, 2017, the Company was acquired by Stella Point, which was considered a change of ownership under Internal Revenue Code Section 382. After the change of ownership, utilization of the Company’s net operating loss carryforwards is now subject to an annual limitation. The Company has recorded a deferred tax asset for only the portion of its net operating loss carryforward that it expects to realize before expiration. In December 2017, the Company entered into a definitive merger agreement with FinTech (see Note 15), which could also result in a change of ownership under Internal Revenue Code Section 382. Utilization of the Company’s net operating loss and credit carryforwards may be subject to substantial limitation due to the ownership change, which may result in expiration of these tax attributes.

In accordance with criteria under FASB ASC 740, Income Taxes, a valuation allowance is recorded to reduce the carrying amounts of deferred tax assets unless it is more likely than not that such assets will be realized. After consideration of all evidence, both positive and negative, management has determined that no valuation allowance is required at December 31, 2017 of the Successor period and at December 31, 2016 of the Predecessor period.

On December 22, 2017, the United States enacted tax reform legislation known as the H.R.1, commonly referred to as the “Tax Cuts and Jobs Act” (the “Act”), resulting in significant modifications to existing law. Due to the timing of the Act and the complexity involved in applying the provisions of the Act, the Company made a reasonable estimate of the effects and recorded provisional amounts for the Successor period from February 1, 2017 through December 31, 2017, which include a reduction in the corporate tax rate from 34% to 21% as well as other changes. As a result of the changes to tax laws and tax rates under the Act, the Company has recorded a provisional one-time increase in income tax expense of $656,000 for the Successor period from February 1, 2017 through December 31, 2017, which consists primarily of the remeasurement of deferred tax assets and liabilities from 34% to 21%. The Company does not expect to incur a liability related to the one-time deemed repatriation transition tax on unrepatriated foreign earnings, as its foreign subsidiaries have a combined accumulated deficit at December 31, 2017 of the Successor period.

As the Company collects and prepares necessary data, and interprets the Act and any additional guidance issued by the U.S. Treasury Department, the IRS, and other standard-setting bodies, the Company may make adjustments to the provisional amounts. Those adjustments may materially impact the provision for income taxes and effective tax rate in the period in which the adjustments are made. The accounting for the tax effects of the Act will be completed in 2018. Provisional amounts for the income tax effect of the Act have been recorded as of December 31, 2017 and are subject to change during 2018.